Portfolio of investments—November 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 30.69%
FHLMC	3.00%	10-1-2053	$3,881,515	$3,455,084
FHLMC	4.00	11-1-2053	2,650,351	2,529,412
FHLMC	5.00	3-1-2040	1,614,628	1,633,297
FHLMC	5.00	1-1-2055	2,831,681	2,826,676
FHLMC	5.50	11-1-2054	798,213	808,618
FHLMC	5.50	6-1-2055	1,959,037	1,984,228
FHLMC	5.50	9-1-2055	973,186	985,700
FHLMC	5.50	11-1-2055	2,524,181	2,556,951
FHLMC	6.50	7-1-2055	1,410,420	1,460,892
FHLMC	6.50	9-1-2055	471,924	489,100
FNMA	2.00	8-1-2051	872,641	714,916
FNMA	2.00	1-1-2052	864,757	706,465
FNMA	2.00	2-1-2052	7,128,893	5,828,258
FNMA%%	2.00	12-13-2053	4,070,000	3,310,799
FNMA	2.50	2-1-2051	6,925,046	5,916,521
FNMA	2.50	4-1-2052	1,136,734	990,547
FNMA	2.50	6-1-2052	450,978	384,319
FNMA	3.00	11-1-2051	1,881,825	1,672,147
FNMA	3.50	8-1-2052	415,291	384,579
FNMA	3.50	9-1-2052	3,176,456	2,942,965
FNMA	3.50	10-1-2054	400,857	370,920
FNMA%%	3.50	12-11-2055	1,400,000	1,294,784
FNMA	4.00	9-1-2052	243,403	233,415
FNMA%%	4.00	12-11-2055	1,595,000	1,518,975
FNMA	4.50	5-1-2053	2,959,574	2,907,575
FNMA	4.50	11-1-2054	490,006	479,799
FNMA	4.50	7-1-2055	2,398,943	2,348,967
FNMA	5.00	12-1-2054	354,951	354,512
FNMA	5.00	1-1-2055	1,366,411	1,364,172
FNMA	5.00	6-1-2055	1,795,177	1,791,958
FNMA	5.50	12-1-2054	671,499	680,167
FNMA	5.50	1-1-2055	1,195,182	1,210,550
FNMA	5.50	3-1-2055	4,640,927	4,700,603
FNMA	6.00	8-1-2054	216,249	221,543
FNMA	6.00	5-1-2055	2,958,773	3,029,616
FNMA	6.00	6-1-2055	2,114,333	2,164,957
FNMA	6.00	7-1-2055	807,795	830,314
FNMA	6.00	11-1-2055	2,510,295	2,570,403
FNMA	6.50	11-1-2054	1,590,778	1,648,350
FNMA	6.50	9-1-2055	487,300	505,035
GNMA	2.00	2-20-2052	796,258	663,774
GNMA	2.50	4-20-2051	403,303	350,305
GNMA	2.50	8-20-2051	1,498,457	1,301,010
GNMA	2.50	9-20-2051	2,902,494	2,520,037
GNMA	3.00	8-20-2051	1,592,718	1,438,890
GNMA	3.00	12-20-2051	253,725	229,065
GNMA	3.50	2-20-2055	1,185,868	1,087,999
GNMA	3.50	9-20-2055	1,582,942	1,451,726
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 1

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	4.50%	11-20-2054	$124,007	$121,362
GNMA	4.50	2-20-2055	1,111,648	1,087,594
GNMA	4.50	4-20-2055	1,378,565	1,348,735
GNMA	5.00	12-20-2054	5,213,934	5,213,258
GNMA%%	5.00	12-18-2055	2,265,000	2,262,276
GNMA	5.50	12-20-2054	3,745,562	3,789,575
GNMA	5.50	1-20-2055	1,080,803	1,092,655
GNMA	5.50	10-20-2055	2,478,779	2,507,561
GNMA%%	5.50	12-18-2055	2,240,000	2,262,126
GNMA	6.00	8-20-2054	1,036,608	1,058,720
GNMA	6.00	9-20-2054	1,061,962	1,084,361
GNMA	6.00	9-20-2055	1,798,852	1,838,336
Total agency securities (Cost $102,704,083)				104,517,454
Asset-backed securities: 9.37%
Aligned Data Centers Issuer LLC Series 2021-1A Class B144A	2.48	8-15-2046	160,000	156,534
Angel Oak Mortgage Trust Series 2025-HB2 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±%%	5.64	12-25-2055	1,700,000	1,699,652
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,000,000	1,013,649
Barings Equipment Finance LLC Series 2025-A Class A2144A	4.64	10-13-2028	844,470	849,107
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	625,000	627,541
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	1,515,000	1,507,399
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,000,000	985,632
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	937,771	948,589
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	1,515,000	1,579,601
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	260,000	261,410
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	813,238	834,105
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	823,719	834,004
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	198,000	204,294
Flexential Issuer LLC Series 2025-1A Class A2144A	6.03	10-25-2060	650,000	648,355
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	32,951	33,125
Gracie Point International Funding LLC Series 2025-1A Class C (30 Day Average U.S. SOFR+2.75%)144A±	6.96	8-15-2028	335,000	335,583
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	215,000	224,643
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	1,248,509	1,246,794
Hotwire Funding LLC Series 2021-1 Class A2144A	2.31	11-20-2051	1,000,000	976,401
Jack in the Box Funding LLC Series 2019-1A Class A23144A	4.97	8-25-2049	190,500	182,919
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	992,500	1,014,432
LCM 34 Ltd. Series 34A Class BR (U.S. SOFR 3 Month+1.70%)144A±	5.58	10-20-2034	1,275,000	1,273,884
LoanCore Issuer LLC Series 2025-CRE8 Class C (U.S. SOFR 1 Month+2.14%)144A±	6.10	8-17-2042	1,000,000	991,295
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	6.87	10-16-2036	100,000	97,696
NMABS Issuer I LLC Series 2025-1A Class B144A	5.33	11-20-2055	840,000	843,543
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	500,000	506,149
See accompanying notes to portfolio of investments
2 | Allspring Core Plus ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
OneMain Direct Auto Receivables Trust Series 2025-1A Class A144A	5.36%	4-16-2035	$1,000,000	$1,041,227
Pagaya AI Debt Grantor Trust Series 2025-7 Class B144A	5.06	5-15-2033	1,520,000	1,519,424
Sabey Data Center Issuer LLC Series 2022-1 Class A2144A	5.00	6-20-2047	1,000,000	992,763
Saluda Grade Alternative Mortgage Trust Series 2023-FIG4 Class B144A±±	7.12	11-25-2053	154,902	160,483
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	997,500	987,441
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	1,495,210	1,498,215
ServiceMaster Funding LLC Series 2020-1 Class A2I144A	2.84	1-30-2051	168,833	160,247
ServiceMaster Funding LLC Series 2021-1 Class A2II144A	3.11	7-30-2051	624,684	542,589
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	1,000,000	1,004,488
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	410,850	409,337
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	200,000	202,358
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37	10-25-2055	505,000	505,612
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	220,000	222,249
TRTX Issuer Ltd. Series 2025-FL7 Class A (U.S. SOFR 1 Month+1.45%)144A±	5.48	6-18-2043	450,000	449,999
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	990,000	1,015,715
Zayo Issuer LLC Series 2025-1A Class A2144A	5.65	3-20-2055	610,000	620,516
Zayo Issuer LLC Series 2025-3A Class A2144A	5.57	10-20-2055	700,000	704,387
Total asset-backed securities (Cost $31,717,474)				31,913,386
Corporate bonds and notes: 21.41%
Basic materials: 0.29%
Chemicals: 0.24%
Celanese U.S. Holdings LLC	6.50	4-15-2030	375,000	374,407
LYB International Finance III LLC	5.50	3-1-2034	170,000	169,609
LYB International Finance III LLC	5.88	1-15-2036	285,000	285,998
				830,014
Iron/steel: 0.05%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	160,000	151,815
Communications: 2.57%
Advertising: 0.05%
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	170,000	178,681
Internet: 0.41%
Meta Platforms, Inc.	4.88	11-15-2035	765,000	773,291
Meta Platforms, Inc.	5.63	11-15-2055	620,000	618,430
				1,391,721
Media: 1.36%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	785,000	665,152
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	815,000	732,230
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 3

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85%	4-1-2061	$285,000	$174,352
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	220,000	144,429
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	485,000	505,723
Comcast Corp.	2.94	11-1-2056	315,000	182,829
Comcast Corp.	5.50	5-15-2064	345,000	318,220
Comcast Corp.	6.05	5-15-2055	340,000	344,153
News Corp.144A	3.88	5-15-2029	975,000	940,795
News Corp.144A	5.13	2-15-2032	190,000	188,838
Time Warner Cable LLC	5.50	9-1-2041	515,000	456,456
				4,653,177
Telecommunications: 0.75%
AT&T, Inc.	3.55	9-15-2055	530,000	363,212
AT&T, Inc.	5.70	11-1-2054	495,000	485,878
Level 3 Financing, Inc.144A	7.00	3-31-2034	415,000	425,060
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	110,000	111,031
Verizon Communications, Inc.	5.00	1-15-2036	885,000	886,154
Verizon Communications, Inc.	5.88	11-30-2055	270,000	272,510
				2,543,845
Consumer, cyclical: 2.87%
Airlines: 0.42%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	386,380	380,682
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	6-10-2028	49,072	47,118
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	705,000	709,282
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	92,796	92,803
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	191,259	201,862
				1,431,747
Auto manufacturers: 1.22%
Daimler Truck Finance North America LLC144A	4.65	10-12-2030	375,000	378,154
Ford Motor Credit Co. LLC	4.00	11-13-2030	385,000	362,725
Ford Motor Credit Co. LLC	5.13	11-5-2026	390,000	391,908
Ford Motor Credit Co. LLC	5.87	10-31-2035	1,080,000	1,073,487
General Motors Financial Co., Inc.	5.85	4-6-2030	300,000	315,924
Hyundai Capital America144A	1.30	1-8-2026	105,000	104,668
Hyundai Capital America144A	5.30	3-19-2027	185,000	187,546
Hyundai Capital America144A	5.40	6-23-2032	780,000	809,833
Hyundai Capital America144A	5.65	6-26-2026	110,000	110,857
Hyundai Capital America144A	5.80	4-1-2030	400,000	419,876
				4,154,978
Entertainment: 0.07%
WarnerMedia Holdings, Inc.	4.28	3-15-2032	266,000	243,058
See accompanying notes to portfolio of investments
4 | Allspring Core Plus ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Home builders: 0.26%
Century Communities, Inc.144A	6.63%	9-15-2033	$735,000	$745,325
LGI Homes, Inc.144A	8.75	12-15-2028	130,000	135,439
				880,764
Housewares: 0.04%
Newell Brands, Inc.	6.38	5-15-2030	145,000	139,341
Leisure time: 0.14%
Sabre Global, Inc.144A	11.13	7-15-2030	535,000	462,743
Lodging: 0.15%
Las Vegas Sands Corp.	5.63	6-15-2028	245,000	250,598
Las Vegas Sands Corp.	6.20	8-15-2034	255,000	268,706
				519,304
Retail: 0.19%
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	90,000	90,218
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	55,000	55,262
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	505,000	508,867
				654,347
Toys/games/hobbies: 0.38%
Hasbro, Inc.	6.05	5-14-2034	441,000	467,694
Mattel, Inc.	5.00	11-17-2030	230,000	232,065
Mattel, Inc.144A	5.88	12-15-2027	595,000	595,393
				1,295,152
Consumer, non-cyclical: 2.46%
Agriculture: 0.38%
BAT Capital Corp.	4.76	9-6-2049	235,000	201,906
BAT Capital Corp.	5.63	8-15-2035	620,000	650,071
BAT Capital Corp.	6.25	8-15-2055	380,000	399,053
Reynolds American, Inc.	7.00	8-4-2041	30,000	32,050
				1,283,080
Commercial services: 0.52%
Block, Inc.144A	6.00	8-15-2033	225,000	231,245
GEO Group, Inc.	8.63	4-15-2029	175,000	184,406
GEO Group, Inc.	10.25	4-15-2031	30,000	32,919
Global Payments, Inc.	4.88	11-15-2030	645,000	646,513
Global Payments, Inc.	4.88	3-17-2031	100,000	121,400
Global Payments, Inc.	5.95	8-15-2052	280,000	269,034
Upbound Group, Inc.144A	6.38	2-15-2029	285,000	278,295
				1,763,812
Cosmetics/Personal Care: 0.09%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	5.60	1-15-2031	310,000	311,952
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 5

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food: 0.38%
Kroger Co.	5.50%	9-15-2054	$325,000	$316,880
Mars, Inc.144A	5.20	3-1-2035	530,000	548,347
Mars, Inc.144A	5.70	5-1-2055	430,000	438,318
				1,303,545
Healthcare-products: 0.10%
Baxter International, Inc.%%	5.65	12-15-2035	335,000	341,392
Healthcare-services: 0.67%
HCA, Inc.	5.95	9-15-2054	365,000	367,446
UnitedHealth Group, Inc.	4.65	1-15-2031	925,000	941,644
UnitedHealth Group, Inc.	5.05	4-15-2053	480,000	442,771
UnitedHealth Group, Inc.	5.30	6-15-2035	115,000	119,843
UnitedHealth Group, Inc.	5.63	7-15-2054	330,000	330,596
UnitedHealth Group, Inc.	5.95	6-15-2055	90,000	94,310
				2,296,610
Pharmaceuticals: 0.32%
AbbVie, Inc.	5.60	3-15-2055	265,000	271,874
Eli Lilly & Co.	5.65	10-15-2065	385,000	398,443
Pfizer, Inc.	4.88	11-15-2035	400,000	404,783
				1,075,100
Energy: 1.60%
Energy-alternate sources: 0.04%
TerraForm Power Operating LLC144A	4.75	1-15-2030	148,000	142,281
Oil & gas: 0.64%
APA Corp.	5.25	2-1-2042	133,000	111,583
ConocoPhillips Co.	5.50	1-15-2055	645,000	630,505
ConocoPhillips Co.	5.65	1-15-2065	180,000	177,415
Coterra Energy, Inc.	5.40	2-15-2035	290,000	295,831
Coterra Energy, Inc.	5.90	2-15-2055	185,000	180,191
Shell Finance U.S., Inc.	4.75	1-6-2036	775,000	780,815
				2,176,340
Oil & gas services: 0.07%
Schlumberger Holdings Corp.144A	4.85	5-15-2033	245,000	247,505
Pipelines: 0.85%
Energy Transfer LP	6.20	4-1-2055	245,000	244,553
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	160,000	170,605
Enterprise Products Operating LLC	5.55	2-16-2055	495,000	490,116
Harvest Midstream I LP144A	7.50	5-15-2032	40,000	41,565
MPLX LP	6.20	9-15-2055	285,000	288,208
Prairie Acquiror LP144A	9.00	8-1-2029	260,000	268,751
South Bow USA Infrastructure Holdings LLC	5.03	10-1-2029	555,000	563,399
See accompanying notes to portfolio of investments
6 | Allspring Core Plus ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00%	12-31-2030	$515,000	$513,283
Venture Global LNG, Inc.144A	9.50	2-1-2029	165,000	174,020
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	155,000	131,949
				2,886,449
Financial: 7.77%
Banks: 3.38%
Bank of America Corp. (5 Year Treasury Constant Maturity+1.20%)±	2.48	9-21-2036	390,000	343,293
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	750,000	774,872
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	295,000	304,039
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	250,000	249,186
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	215,000	222,964
Citigroup, Inc. (U.S. SOFR+1.49%)±	5.17	9-11-2036	470,000	479,640
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	535,000	481,081
Goldman Sachs Group, Inc. (U.S. SOFR+1.33%)±	4.94	10-21-2036	390,000	391,452
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	545,000	520,040
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	430,000	441,498
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	310,000	319,650
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±	5.58	7-23-2036	915,000	957,308
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	230,000	228,796
Morgan Stanley Private Bank NA (U.S. SOFR+1.08%)±	4.73	7-18-2031	655,000	666,234
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	295,000	265,644
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	175,000	179,899
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	195,000	199,642
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	325,000	328,808
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	460,000	469,818
Morgan Stanley (U.S. SOFR+1.76%)±	5.66	4-17-2036	285,000	302,552
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	460,000	488,426
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74	3-20-2031	410,000	424,786
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	470,000	527,081
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	285,000	302,999
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	1,160,000	1,244,909
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	400,000	375,517
				11,490,134
Diversified financial services: 1.18%
Aircastle Ltd.144A	5.95	2-15-2029	230,000	240,068
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	505,000	516,770
American Express Co. (U.S. SOFR+1.22%)±	4.92	7-20-2033	180,000	184,395
American Express Co. (U.S. SOFR+1.24%)±	4.80	10-24-2036	970,000	965,137
Ares Finance Co. II LLC144A	3.25	6-15-2030	435,000	412,678
Citadel Finance LLC144A	5.90	2-10-2030	500,000	508,365
Computershare U.S., Inc.	1.13	10-7-2031	365,000	372,464
Equitable America Global Funding144A	4.95	6-9-2030	610,000	622,543
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 7

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
PRA Group, Inc.144A	5.00%	10-1-2029	$155,000	$143,325
United Wholesale Mortgage LLC144A	5.50	4-15-2029	58,000	57,400
				4,023,145
Insurance: 2.13%
200 Park Funding Trust144A	5.74	2-15-2055	755,000	760,685
Athene Global Funding144A	5.03	7-17-2030	440,000	445,257
Athene Global Funding144A	5.54	8-22-2035	540,000	543,458
Cincinnati Financial Corp.	6.13	11-1-2034	250,000	270,031
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	370,000	311,431
New York Life Insurance Co.144A	3.75	5-15-2050	200,000	150,909
New York Life Insurance Co.144A	5.88	5-15-2033	450,000	480,278
NMI Holdings, Inc.	6.00	8-15-2029	225,000	232,837
Northwestern Mutual Life Insurance Co.144A	3.63	9-30-2059	675,000	473,428
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	370,000	398,284
Omnis Funding Trust144A	6.72	5-15-2055	580,000	612,246
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	390,000	367,681
Protective Life Corp.144A	4.70	1-15-2031	335,000	336,377
Protective Life Corp.144A	5.35	12-15-2035	330,000	333,728
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	55,000	54,526
RGA Global Funding144A	4.60	11-25-2030	460,000	460,976
RGA Global Funding144A	5.05	12-6-2031	395,000	404,326
Transatlantic Holdings, Inc.	8.00	11-30-2039	245,000	311,961
Unum Group144A	4.05	8-15-2041	375,000	308,283
				7,256,702
Investment Companies: 0.54%
Ares Capital Corp. BDC	5.10	1-15-2031	475,000	469,500
Ares Capital Corp. BDC	5.50	9-1-2030	330,000	332,977
Ares Capital Corp. BDC	5.88	3-1-2029	145,000	148,986
Ares Strategic Income Fund BDC	5.70	3-15-2028	345,000	349,481
Blue Owl Capital Corp. BDC	5.95	3-15-2029	525,000	531,602
				1,832,546
REITs: 0.54%
Alexandria Real Estate Equities, Inc.	5.15	4-15-2053	280,000	247,526
Brandywine Operating Partnership LP	8.88	4-12-2029	138,000	149,465
EPR Properties	3.60	11-15-2031	235,000	218,372
Equinix Europe 2 Financing Corp. LLC	4.60	11-15-2030	260,000	261,707
Essential Properties LP	2.95	7-15-2031	500,000	456,912
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	99,000	104,941
Piedmont Operating Partnership LP	2.75	4-1-2032	125,000	107,232
Piedmont Operating Partnership LP	9.25	7-20-2028	270,000	299,036
				1,845,191
See accompanying notes to portfolio of investments
8 | Allspring Core Plus ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 0.90%
Aerospace/defense: 0.24%
Boeing Co.	5.81%	5-1-2050	$270,000	$268,880
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	510,000	558,762
				827,642
Building materials: 0.06%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	250,000	209,062
Miscellaneous manufacturing: 0.11%
Entegris, Inc.144A	4.75	4-15-2029	390,000	389,238
Packaging & containers: 0.12%
AptarGroup, Inc.	4.75	3-30-2031	420,000	423,955
Transportation: 0.11%
United Parcel Service, Inc.	6.05	5-14-2065	340,000	357,792
Trucking & leasing: 0.26%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	830,000	870,503
Technology: 1.01%
Computers: 0.15%
Hewlett Packard Enterprise Co.	5.60	10-15-2054	380,000	355,656
Kyndryl Holdings, Inc.	2.05	10-15-2026	165,000	161,765
				517,421
Semiconductors: 0.39%
Foundry JV Holdco LLC144A	6.20	1-25-2037	1,025,000	1,092,753
Intel Corp.	2.80	8-12-2041	50,000	35,474
Intel Corp.	3.25	11-15-2049	300,000	197,434
				1,325,661
Software: 0.47%
Cloud Software Group, Inc.144A	8.25	6-30-2032	385,000	405,558
Oracle Corp.	3.85	4-1-2060	265,000	172,877
Oracle Corp.	4.45	9-26-2030	605,000	596,150
Oracle Corp.	5.38	9-27-2054	485,000	414,285
				1,588,870
Utilities: 1.94%
Electric: 1.82%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	45,000	45,905
Baltimore Gas & Electric Co.	5.45	6-1-2035	340,000	355,529
Basin Electric Power Cooperative144A	5.85	10-15-2055	225,000	225,268
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	230,000	238,030
Duke Energy Corp.	3.85	6-15-2034	165,000	190,785
Duke Energy Florida LLC	4.85	12-1-2035	220,000	221,156
Duke Energy Indiana LLC	5.40	4-1-2053	305,000	296,720
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 9

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Entergy Mississippi LLC	5.80%	4-15-2055		$240,000	$246,894
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		290,000	305,442
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		225,000	229,214
Interstate Power & Light Co.	5.60	6-29-2035		235,000	246,301
Niagara Mohawk Power Corp.144A	6.00	7-3-2055		355,000	366,082
NRG Energy, Inc.144A	5.41	10-15-2035		350,000	350,445
PG&E Corp.	5.25	7-1-2030		103,000	102,020
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		598,000	618,245
PSEG Power LLC144A	5.75	5-15-2035		400,000	419,759
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		245,000	247,621
Southern California Edison Co.	3.65	2-1-2050		155,000	109,625
Southern California Edison Co.	5.75	4-15-2054		310,000	297,899
Southwestern Public Service Co.	6.00	6-1-2054		220,000	228,438
Vistra Operations Co. LLC144A	3.70	1-30-2027		125,000	124,004
Vistra Operations Co. LLC144A	4.60	10-15-2030		385,000	384,180
Vistra Operations Co. LLC144A	5.00	7-31-2027		365,000	366,169
					6,215,731
Gas: 0.12%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		370,000	401,843
Total corporate bonds and notes (Cost $71,822,454)					72,934,189
Foreign corporate bonds and notes: 2.94%
Communications: 0.64%
Internet: 0.04%
United Group BV144A	6.50	10-31-2031	EUR	115,000	136,633
Media: 0.00%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	5,250	4,092
Telecommunications: 0.60%
British Telecommunications PLC	3.13	2-11-2032	EUR	195,000	223,981
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	100,000	141,861
Fibercop SpA	1.63	1-18-2029	EUR	130,000	140,965
Koninklijke KPN NV	3.88	7-3-2031	EUR	100,000	120,446
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	215,000	249,827
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	255,000	287,627
TDC Net AS	6.50	6-1-2031	EUR	250,000	321,415
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	200,000	247,530
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	150,000	176,195
Zegona Finance PLC144A	6.75	7-15-2029	EUR	112,500	137,279
					2,047,126
Consumer, cyclical: 0.32%
Entertainment: 0.04%
Universal Music Group NV	4.00	6-13-2031	EUR	115,000	138,310
See accompanying notes to portfolio of investments
10 | Allspring Core Plus ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Leisure time: 0.04%
TUI AG	5.88%	3-15-2029	EUR	110,000	$132,339
Lodging: 0.17%
Essendi SA	5.50	11-15-2031	EUR	500,000	593,445
Retail: 0.07%
Dufry One BV	4.50	5-23-2032	EUR	101,000	120,300
Fressnapf Holding SE	5.25	10-31-2031	EUR	100,000	116,938
					237,238
Consumer, non-cyclical: 0.35%
Agriculture: 0.03%
BAT International Finance PLC	2.25	1-16-2030	EUR	100,000	112,572
Commercial services: 0.20%
Nexi SpA	2.13	4-30-2029	EUR	150,000	167,187
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	290,000	342,144
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	135,000	163,487
					672,818
Food: 0.12%
Iceland Bondco PLC	10.88	12-15-2027	GBP	149,000	208,762
Market Bidco Finco PLC	5.50	11-4-2027	GBP	140,000	185,542
					394,304
Energy: 0.13%
Oil & gas: 0.13%
Aker BP ASA	1.13	5-12-2029	EUR	200,000	217,444
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	200,000	223,692
					441,136
Financial: 0.75%
Banks: 0.51%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	200,000	233,496
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	200,000	246,386
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	100,000	123,120
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	200,000	248,206
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	100,000	123,259
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	255,669
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	200,000	232,205
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 11

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38%	12-20-2032	EUR	100,000	$124,133
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	125,000	160,611
					1,747,085
Insurance: 0.04%
AXA SA	3.63	1-10-2033	EUR	100,000	118,921
Real estate: 0.20%
Aroundtown SA	3.50	5-13-2030	EUR	400,000	460,687
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	200,000	229,245
					689,932
Government securities: 0.07%
Multi-national: 0.07%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	230,000	227,694
Industrial: 0.08%
Engineering & construction: 0.04%
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	120,000	129,217
Packaging & containers: 0.04%
OI European Group BV	6.25	5-15-2028	EUR	130,000	155,248
Technology: 0.08%
Computers: 0.08%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	135,000	157,299
Teleperformance SE	5.75	11-22-2031	EUR	100,000	126,712
					284,011
Utilities: 0.52%
Electric: 0.17%
Enel Finance International NV	4.00	2-20-2031	EUR	280,000	339,116
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	100,000	120,152
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	105,000	129,996
					589,264
Gas: 0.25%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	150,000	165,893
Centrica PLC (UK Gilts 5 Year+2.51%)±	6.50	5-21-2055	GBP	500,000	678,337
					844,230
Water: 0.10%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	265,000	318,577
Total foreign corporate bonds and notes (Cost $9,325,175)					10,014,192
See accompanying notes to portfolio of investments
12 | Allspring Core Plus ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds: 5.08%
Australia: 0.45%
New South Wales Treasury Corp.	3.00%	4-20-2029	AUD	1,215,000	$767,056
Queensland Treasury Corp.144A	3.50	8-21-2030	AUD	1,210,000	763,361
					1,530,417
Brazil: 0.95%
Brazil	10.00	1-1-2027	BRL	17,740,000	3,218,472
Colombia: 0.44%
Colombia TES	5.75	11-3-2027	COP	6,200,000,000	1,515,180
Czech Republic: 0.23%
Czech Republic	5.00	9-30-2030	CZK	15,630,000	777,632
France: 1.11%
French Republic144A	2.70	2-25-2031	EUR	3,250,000	3,764,349
Luxembourg: 0.44%
European Union	2.63	7-4-2028	EUR	1,290,000	1,511,987
Mexico: 0.23%
Mexico Bonos	8.50	2-28-2030	MXN	14,000,000	773,270
Singapore: 0.24%
Singapore Government Bonds	2.88	9-1-2027	SGD	1,025,000	811,347
Spain: 0.25%
Spain Government Bonds144A	1.25	10-31-2030	EUR	780,000	852,348
United Kingdom: 0.74%
U.K. Gilts	3.75	3-7-2027	GBP	435,000	575,757
U.K. Gilts	4.13	7-22-2029	GBP	610,000	815,445
U.K. Gilts	4.38	3-7-2030	GBP	850,000	1,146,067
					2,537,269
Total foreign government bonds (Cost $17,112,137)					17,292,271

	Shares
Investment companies: 0.60%
Exchange-traded funds: 0.60%
State Street SPDR Portfolio High Yield Bond ETF	14,268	339,864
Vanguard Intermediate-Term Corporate Bond ETF	20,139	1,702,752
Total investment companies (Cost $2,020,454)		2,042,616

Principal
Loans: 0.19%
Communications: 0.05%
Telecommunications: 0.05%
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.38	4-15-2030	$169,136	167,994
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 13

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 0.07%
Airlines: 0.00%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.74%	4-1-2031	$14,850	$14,951
Retail: 0.07%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.51	3-3-2028	235,000	230,855
Financial: 0.07%
Insurance: 0.07%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.28	1-31-2028	235,000	224,573
Total loans (Cost $644,174)				638,373
Non-agency mortgage-backed securities: 6.07%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.56	6-15-2042	750,000	751,406
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	831,306	835,661
A&D Mortgage Trust Series 2024-NQM6 Class A2144A±±	5.92	1-25-2070	898,051	904,792
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	389,684	390,801
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	1,057,317	938,854
Angel Oak Mortgage Trust Series 2025-1 Class A1144A±±	5.69	1-25-2070	868,247	875,622
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	1,000,000	1,045,750
Bank Series 2019-BN19 Class A3	3.18	8-15-2061	135,000	128,020
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.51	8-15-2042	210,000	210,132
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	1,300,000	1,236,720
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±%%	6.10	12-15-2044	840,000	841,050
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	770,502	747,723
EFMT Series 2025-NQM3 Class A1144A±±	5.49	8-25-2070	780,565	785,060
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	1,113,880	1,148,254
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.66	10-15-2035	320,000	320,100
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,119,751	1,122,459
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	1,000,000	1,014,543
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,320,000	1,194,810
Morgan Stanley Residential Mortgage Loan Trust Series 2025- NQM5 Class A1144A±±	5.44	7-25-2070	417,473	420,363
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.02	1-15-2036	225,000	216,349
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	4.10	4-25-2057	590,408	589,836
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	162,809	164,249
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	807,596	816,007
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	1,000,000	1,031,381
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	225,000	233,335
SDAL Trust Series 2025-DAL Class A (U.S. SOFR 1 Month+2.44%)144A±	6.40	4-15-2042	760,000	765,115
See accompanying notes to portfolio of investments
14 | Allspring Core Plus ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53%	1-5-2043	$1,000,000	$762,345
SWCH Commercial Mortgage Trust Series 2025-DATA Class B (U.S. SOFR 1 Month+1.84%)144A±	5.80	2-15-2042	1,000,000	991,885
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	200,000	201,790
Total non-agency mortgage-backed securities (Cost $20,597,305)				20,684,412
U.S. Treasury securities: 13.44%
U.S. Treasury Bonds	4.63	11-15-2044	360,000	360,141
U.S. Treasury Bonds	4.63	11-15-2045	1,265,000	1,264,012
U.S. Treasury Bonds	4.75	2-15-2045	3,475,000	3,529,840
U.S. Treasury Bonds	4.75	5-15-2055	1,519,000	1,537,275
U.S. Treasury Bonds	4.75	8-15-2055	4,520,000	4,576,500
U.S. Treasury Bonds##	4.88	8-15-2045	14,745,000	15,205,781
U.S. Treasury Inflation-Indexed Notes	1.88	7-15-2035	1,613,247	1,627,790
U.S. Treasury Notes	3.63	9-30-2030	5,452,000	5,457,111
U.S. Treasury Notes	4.00	11-15-2035	5,440,000	5,431,500
U.S. Treasury Notes	4.25	8-15-2035	6,650,000	6,778,844
Total U.S. Treasury securities (Cost $45,515,577)				45,768,794
Yankee corporate bonds and notes: 8.20%
Basic materials: 0.35%
Chemicals: 0.12%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	420,000	153,300
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	260,000	255,606
				408,906
Mining: 0.23%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	155,000	176,790
Rio Tinto Finance USA PLC	5.75	3-14-2055	585,000	605,680
				782,470
Communications: 0.57%
Media: 0.01%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	31,000	28,904
Telecommunications: 0.56%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	315,000	287,123
Nokia Oyj	6.63	5-15-2039	130,000	139,610
NTT Finance Corp.144A	4.88	7-16-2030	635,000	648,727
NTT Finance Corp.144A	5.17	7-16-2032	485,000	500,132
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	76,000	80,450
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	260,000	271,409
				1,927,451
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 15

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 0.64%
Airlines: 0.07%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50%	7-15-2026	$210,000	$216,836
Apparel: 0.06%
Gildan Activewear, Inc.144A	5.40	10-7-2035	215,000	214,898
Leisure time: 0.51%
Carnival Corp.144A	6.13	2-15-2033	890,000	916,779
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	130,000	132,868
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	675,000	694,991
				1,744,638
Consumer, non-cyclical: 0.17%
Agriculture: 0.15%
Japan Tobacco, Inc.144A	5.85	6-15-2035	475,000	510,083
Pharmaceuticals: 0.02%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	50,000	57,525
Energy: 0.99%
Oil & gas: 0.90%
Aker BP ASA144A	5.80	10-1-2054	270,000	249,966
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	245,000	260,413
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	755,000	752,585
Eni SpA144A	5.95	5-15-2054	625,000	628,165
Santos Finance Ltd.144A	5.75	11-13-2035	450,000	451,187
Saudi Arabian Oil Co.144A	5.38	6-2-2035	365,000	376,678
Saudi Arabian Oil Co.144A	6.38	6-2-2055	340,000	362,476
				3,081,470
Pipelines: 0.09%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	50,000	54,552
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	245,000	247,606
				302,158
Financial: 4.73%
Banks: 3.59%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	510,000	527,302
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	420,000	414,661
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	245,000	238,392
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year Treasury Constant Maturity+3.00%)144A±	7.53	10-1-2028	250,000	267,154
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	650,000	664,380
See accompanying notes to portfolio of investments
16 | Allspring Core Plus ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Barclays PLC (U.S. SOFR+1.23%)±	5.37%	2-25-2031	$665,000	$688,994
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	360,000	380,027
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	215,000	226,631
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	640,000	669,419
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	720,000	747,332
Credit Agricole SA (U.S. SOFR+1.36%)144A±	4.82	9-25-2033	435,000	435,984
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	395,000	407,293
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	465,000	484,770
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	835,000	835,875
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	695,000	718,608
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	215,000	216,880
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	430,000	395,892
NatWest Group PLC (1 Year Treasury Constant Maturity+1.05%)±	5.12	5-23-2031	1,100,000	1,132,325
NatWest Group PLC (1 Year Treasury Constant Maturity+1.50%)±	5.78	3-1-2035	780,000	830,468
NatWest Markets PLC144A	1.60	9-29-2026	245,000	240,297
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	515,000	505,390
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	315,000	315,999
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	81,000	79,885
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	485,000	452,109
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	360,000	367,496
				12,243,563
Diversified financial services: 0.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	160,000	167,795
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	210,000	202,742
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	255,000	258,007
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	225,000	233,149
Brookfield Asset Management Ltd.	6.08	9-15-2055	240,000	247,407
				1,109,100
Insurance: 0.67%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	645,000	694,054
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	360,000	376,922
Intact Financial Corp.144A	5.46	9-22-2032	705,000	729,798
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 17

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
RenaissanceRe Holdings Ltd.	5.75%	6-5-2033	$240,000	$252,218
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	220,000	231,256
				2,284,248
Private equity: 0.14%
Brookfield Finance, Inc.	5.33	1-15-2036	470,000	473,529
Government securities: 0.33%
Multi-national: 0.33%
African Export-Import Bank144A	3.80	5-17-2031	590,000	529,586
Banque Ouest Africaine de Developpement144A	4.70	10-22-2031	255,000	234,481
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	345,000	342,503
				1,106,570
Industrial: 0.14%
Engineering & construction: 0.06%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	170,000	186,375
Trucking & leasing: 0.08%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	270,000	277,075
Utilities: 0.28%
Electric: 0.28%
Comision Federal de Electricidad144A	3.35	2-9-2031	540,000	486,549
Comision Federal de Electricidad144A	3.88	7-26-2033	460,000	405,467
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	75,000	75,549
				967,565
Total yankee corporate bonds and notes (Cost $27,236,096)				27,923,364
Yankee government bonds: 1.13%
Argentina: 0.19%
Argentinaøø	0.75	7-9-2030	272,000	224,672
Argentinaøø	4.13	7-9-2035	180,000	127,413
Ciudad Autonoma De Buenos Aires/Government Bonds144A	7.80	11-26-2033	300,000	301,140
				653,225
Bermuda: 0.07%
Bermuda144A	3.38	8-20-2050	340,000	239,357
Dominican Republic: 0.08%
Dominican Republic144A	4.88	9-23-2032	295,000	281,032
Israel: 0.14%
Israel	5.75	3-12-2054	465,000	453,565
Ivory Coast: 0.12%
Ivory Coast144A	8.25	1-30-2037	400,000	418,973
See accompanying notes to portfolio of investments
18 | Allspring Core Plus ETF

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mexico: 0.43%
Mexico	4.75%	3-8-2044	$145,000	$119,886
Mexico	5.63	9-22-2035	375,000	371,070
Mexico	6.00	5-7-2036	300,000	305,520
Mexico	6.35	2-9-2035	300,000	316,035
Mexico	3.77	5-24-2061	565,000	352,515
				1,465,026
Panama: 0.10%
Panama	2.25	9-29-2032	400,000	326,440
Total yankee government bonds (Cost $3,712,415)				3,837,618

	Yield	Shares
Short-term investments: 4.70%
Investment companies: 1.77%
Allspring Government Money Market Fund Select Class♠∞##	3.93	6,009,948	6,009,948

				Principal
U.S. Treasury securities: 2.93%
U.S. Treasury Bills☼		3.64	12-18-2025	$10,000,000	9,981,543
Total short-term investments (Cost $15,991,779)					15,991,491
Total investments in securities (Cost $348,399,123)	103.82%				353,558,160
Other assets and liabilities, net	(3.82)				(12,992,604)
Total net assets	100.00%				$340,565,556

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 19

Portfolio of investments—November 30, 2025 (unaudited)

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
REIT	Real estate investment trust
SGD	Singapore dollar
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,580,005	$63,155,494	$(68,725,551)	$0	$0	$6,009,948	6,009,948	$93,988
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	1,285,371	COP	5,074,000,000	Morgan Stanley, Inc.	12-30-2025	$0	$(61,290)
USD	281,618	COP	1,100,000,000	Morgan Stanley, Inc.	12-30-2025	0	(10,326)
JPY	160,000,000	USD	1,101,903	Morgan Stanley, Inc.	12-30-2025	0	(74,637)
USD	1,091,644	JPY	160,000,000	Morgan Stanley, Inc.	12-30-2025	64,377	0
USD	1,464,484	AUD	2,192,000	Morgan Stanley, Inc.	12-31-2025	28,031	0
AUD	392,000	USD	260,705	Morgan Stanley, Inc.	12-31-2025	0	(3,822)
USD	391,079	AUD	600,000	Morgan Stanley, Inc.	12-31-2025	0	(2,110)
USD	2,059,073	BRL	11,175,000	Morgan Stanley, Inc.	12-31-2025	0	(21,253)
USD	420,729	BRL	2,300,000	Morgan Stanley, Inc.	12-31-2025	0	(7,436)
USD	811,329	BRL	4,400,000	Morgan Stanley, Inc.	12-31-2025	0	(7,770)
USD	632,982	CZK	13,170,000	Morgan Stanley, Inc.	12-31-2025	471	0
USD	167,481	CZK	3,500,000	Morgan Stanley, Inc.	12-31-2025	0	(613)
USD	10,931,703	EUR	9,200,000	Morgan Stanley, Inc.	12-31-2025	239,304	0
EUR	100,000	USD	119,220	Morgan Stanley, Inc.	12-31-2025	0	(2,998)
USD	1,286,145	EUR	1,100,000	Morgan Stanley, Inc.	12-31-2025	7,706	0
USD	396,271	EUR	340,000	Morgan Stanley, Inc.	12-31-2025	1,117	0
USD	349,682	EUR	300,000	Morgan Stanley, Inc.	12-31-2025	1,017	0
USD	711,952	EUR	610,000	Morgan Stanley, Inc.	12-31-2025	3,000	0
USD	809,586	EUR	700,000	Morgan Stanley, Inc.	12-31-2025	0	(3,966)
USD	809,088	EUR	700,000	Goldman Sachs International	12-31-2025	0	(4,464)
USD	2,992,852	GBP	2,192,000	Morgan Stanley, Inc.	12-31-2025	91,273	0
USD	939,369	GBP	700,000	Morgan Stanley, Inc.	12-31-2025	12,770	0
See accompanying notes to portfolio of investments
20 | Allspring Core Plus ETF

Portfolio of investments—November 30, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	799,277	GBP	600,000	Morgan Stanley, Inc.	12-31-2025	$5,049	$0
USD	587,297	GBP	440,000	Morgan Stanley, Inc.	12-31-2025	4,863	0
GBP	950,000	USD	1,245,034	Morgan Stanley, Inc.	12-31-2025	12,493	0
USD	815,083	SGD	1,057,000	Morgan Stanley, Inc.	12-31-2025	0	(2,409)
USD	542,637	ZAR	9,500,000	Morgan Stanley, Inc.	12-31-2025	0	(11,344)
ZAR	9,500,000	USD	549,094	Morgan Stanley, Inc.	12-31-2025	4,887	0
						$476,358	$(214,438)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	60	3-20-2026	$6,770,258	$6,800,625	$30,367	$0
Ultra U.S. Treasury Bond	25	3-20-2026	2,995,553	3,023,438	27,885	0
2-Year U.S. Treasury Notes	160	3-31-2026	33,402,755	33,417,500	14,745	0
5-Year U.S. Treasury Notes	81	3-31-2026	8,876,754	8,891,016	14,262	0
Short
10-Year Euro BUND Index	(11)	12-8-2025	(1,634,904)	(1,645,005)	0	(10,101)
2-Year Euro SCHATZ	(4)	12-8-2025	(497,041)	(496,514)	527	0
5-Year Euro-BOBL Futures	(36)	12-8-2025	(4,927,437)	(4,927,078)	359	0
Ultra 10-Year U.S. Treasury Notes	(25)	3-20-2026	(2,897,626)	(2,905,078)	0	(7,452)
					$88,145	$(17,553)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 44	5.00%	Quarterly	6-20-2030	USD	1,540,000	$135,032	$104,413	$30,619	$0
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 21

Notes to portfolio of investments—November 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
22 | Allspring Core Plus ETF

Notes to portfolio of investments—November 30, 2025 (unaudited)
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
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Notes to portfolio of investments—November 30, 2025 (unaudited)
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
24 | Allspring Core Plus ETF

Notes to portfolio of investments—November 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$104,517,454	$0	$104,517,454
Asset-backed securities	0	31,913,386	0	31,913,386
Corporate bonds and notes	0	72,934,189	0	72,934,189
Foreign corporate bonds and notes	0	10,014,192	0	10,014,192
Foreign government bonds	0	17,292,271	0	17,292,271
Investment companies	2,042,616	0	0	2,042,616
Loans	0	638,373	0	638,373
Non-agency mortgage-backed securities	0	20,684,412	0	20,684,412
U.S. Treasury securities	45,768,794	0	0	45,768,794
Yankee corporate bonds and notes	0	27,923,364	0	27,923,364
Yankee government bonds	0	3,837,618	0	3,837,618
Short-term investments
Investment companies	6,009,948	0	0	6,009,948
U.S. Treasury securities	9,981,543	0	0	9,981,543
	63,802,901	289,755,259	0	353,558,160
Forward foreign currency contracts	0	476,358	0	476,358
Futures contracts	88,145	0	0	88,145
Swap contracts	0	30,619	0	30,619
Total assets	$63,891,046	$290,262,236	$0	$354,153,282
Liabilities
Forward foreign currency contracts	$0	$214,438	$0	$214,438
Futures contracts	17,553	0	0	17,553
Total liabilities	$17,553	$214,438	$0	$231,991
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of November 30, 2025, $1,140,000 was segregated as cash collateral for these open futures contracts and $106,541 was segregated as cash collateral for swap contracts. The Fund also had $440,000 segregated as cash collateral for open forward foreign currency contracts.
At November 30, 2025, the Fund did not have any transfers into/out of Level 3.
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